Fair Value Measurement (Details) - Schedule of reconciliation of the beginning and ending balances for level 3 convertible notes $ in Thousands	3 Months Ended
Mar. 31, 2021 USD ($)
Schedule of reconciliation of the beginning and ending balances for level 3 convertible notes [Abstract]
Balance as of January 1, 2021
Issuance of convertible notes	57,500
Changes in fair value of convertible notes	3,600
Balance as of March 31, 2021	$ 61,100